10. Related-Party Balances and Transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Principal disbursed amount	R$ 19,000
Interest balance	13,857
Loan agreement total	32,857	R$ 50,617
Aquapolo Ambiental
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Principal disbursed amount	19,000
Interest balance	13,857
Loan agreement total	R$ 32,857
Interest rate	CDI + 1.2% a.a
Maturity	The loan agreement originally expired on April 30, 2015, was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.